Taxes Payable	12 Months Ended
Dec. 31, 2024
Taxes Payable
Taxes Payable

9.Taxes Payable

The Group’s subsidiaries, the VIEs and subsidiaries of the VIEs incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of taxes payable as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB	RMB
VAT payables	1,441	2,516
Withholding individual income taxes for employees	2,168	2,318
Income tax payable	496	1,896
Others	358	537
Total	4,463	7,267